Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan employer contributions incremental percentage	1.00%
Employee Benefit Plan incremental percentage for participant contributions	1.00%
Employee benefit plan maximum amount participant invest in stock percentage	20.00%
Employee benefit plan participant post tax contribution percentage	20.00%
Employee benefit plan maximum amount participant direct contributions percentage	100.00%
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000,000,000
Employee benefit plan, asset held for investment, participant loan, interest rate	1.00%
Employee benefit plan, participant contribution automatic deferral rate	4.00%
Employee benefit plan, minimum funding employer contribution deferral rate	4.00%
Employee benefit plan, maximum funding employer contribution deferral rate	5.00%
Employee benefit plan note receivable from participant account maximum repayment period	5 years
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000,000,000
Employee benefit plan upon termination minimum amount distributed in lump sum	$ 1,000,000,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, forfeited nonvested account	$ 982,914,000,000	$ 988,910,000,000
Employee benefit plan, forfeited nonvested account, pay administrative expenses	876,976,000,000
Employee benefit plan, forfeited nonvested account, decrease from employer contribution	$ 111,934,000,000
Minimum
EBP, Description of Plan [Line Items]
Age limit under plan	18 years
Employee benefit plan participant contribution percentage	2.00%
Employee benefit plan, employer contribution, matching percentage	1.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution percentage	50.00%
Employee benefit plan, employer contribution, matching percentage	7.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%